Interim Condensed Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2025 USD ($) shares		Jun. 30, 2025 ₪ / shares	[1],[2]	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 ₪ / shares	[1],[2]	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 ₪ / shares	[3],[4]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other current assets	$ 59				$ 146				$ 234
Accrued expense and other current liabilities	1,179				987				616
Convertible securities	$ 2,563				1,802				1,830
Short-term debt from shareholders									$ 627
Ordinary share, par value | ₪ / shares			₪ 0.01				₪ 0.01				₪ 0.01
Ordinary share, shares authorized | shares	13,265,593	[1],[2]			13,265,593	[1],[2],[3],[4]			12,788,585	[3],[4]
Ordinary share, shares issued | shares	7,362,906	[1],[2]			7,362,906	[1],[2],[3],[4]			6,889,709	[3],[4]
Ordinary share, shares outstanding | shares	7,362,906	[1],[2]			7,362,906	[1],[2],[5]			6,889,709	[5]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other current assets					$ 116
Accrued expense and other current liabilities	904				711				451
Convertible securities	$ 725				605				365
Short-term debt from shareholders									$ 344

[1]	After giving effect to the forward share split, see also Note 2 (c).
[2]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.
[3]	After giving effect to the forward share split, see also Note 7(d).
[4]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.
[5]	After giving effect to the forward share split, see also Note 7(d).